BUSINESS COMBINATIONS AND DISPOSITION - Stateside (Details) - Stateside	Aug. 30, 2021 USD ($) shares
BUSINESS COMBINATIONS AND DISPOSITION
Membership interests acquired in cash	$ 5,000,000
Value of shares of common stock transferred | shares	44,062
Cash held in escrow	$ 375,000
Value of shares held in escrow	$ 375,000
Number of shares held in escrow | shares	3,305